RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN (Details 1) - USD ($)	Mar. 31, 2016	Mar. 31, 2015
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	$ 42,328,796	$ 55,728,106
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	72,745,706	77,225,748
Impairment loss in investment in operating limited partnerships	(161,650,983)	(188,464,989)
Historic tax credits - cumulative	978,267	978,267
Less share of loss	(447,007)	(755,788)
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	46,045,221	57,087,374
Investments in operating limited partnerships - as reported	0	1,798,718
Series Twenty [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(1,403,428)	(1,258,685)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	988,006	878,598
Impairment loss in investment in operating limited partnerships	(409,509)	(409,509)
Historic tax credits - cumulative	570,617	570,617
Less share of loss	(62,488)	(62,488)
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	316,802	281,467
Investments in operating limited partnerships - as reported	0	0
Series Twenty One [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(930,445)	(1,905,152)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	307,183	2,591,698
Impairment loss in investment in operating limited partnerships	(38,116)	(118,301)
Historic tax credits - cumulative	0	0
Less share of loss	(15,685)	(221,074)
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	677,063	(347,171)
Investments in operating limited partnerships - as reported	0	0
Series Twenty Two [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(1,342,882)	(1,832,001)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	866,909	1,689,653
Impairment loss in investment in operating limited partnerships	(325,787)	(1,289,080)
Historic tax credits - cumulative	223,537	223,537
Less share of loss	(7,927)	(15,621)
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	586,150	1,223,512
Investments in operating limited partnerships - as reported	0	0
Series Twenty Three [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	1,555,007	1,497,353
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	1,241,388	1,281,140
Impairment loss in investment in operating limited partnerships	(4,061,633)	(5,298,843)
Historic tax credits - cumulative	0	0
Less share of loss	(7,292)	(10,974)
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	1,272,530	2,531,324
Investments in operating limited partnerships - as reported	0	0
Series Twenty Four [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(1,072,670)	(821,383)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	2,084,698	1,941,970
Impairment loss in investment in operating limited partnerships	(1,151,381)	(1,151,381)
Historic tax credits - cumulative	0	0
Less share of loss	(841)	(841)
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	140,194	31,635
Investments in operating limited partnerships - as reported	0	0
Series Twenty Five [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(155,992)	(60,435)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	343,851	273,564
Impairment loss in investment in operating limited partnerships	(1,359,466)	(1,345,945)
Historic tax credits - cumulative	0	0
Less share of loss	(31,239)	(31,239)
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	1,202,846	1,164,055
Investments in operating limited partnerships - as reported	0	0
Series Twenty Six [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(4,443,416)	(5,205,435)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	4,331,079	4,399,020
Impairment loss in investment in operating limited partnerships	(1,822,975)	(1,883,225)
Historic tax credits - cumulative	0	0
Less share of loss	(45,732)	(57,289)
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	1,981,044	2,746,929
Investments in operating limited partnerships - as reported	0	0
Series Twenty Seven [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(2,029,960)	(1,656,389)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	1,587,855	1,526,506
Impairment loss in investment in operating limited partnerships	(4,036,605)	(4,004,265)
Historic tax credits - cumulative	0	0
Less share of loss	(195,417)	(195,417)
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	4,674,127	4,329,565
Investments in operating limited partnerships - as reported	0	0
Series Twenty Eight [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(1,206,640)	318,909
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	2,842,764	3,269,083
Impairment loss in investment in operating limited partnerships	(2,158,606)	(4,790,458)
Historic tax credits - cumulative	0	0
Less share of loss	(33,990)	(64,727)
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	556,472	1,267,193
Investments in operating limited partnerships - as reported	0	0
Series Twenty Nine [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	223,088	(914,109)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	2,951,824	4,695,617
Impairment loss in investment in operating limited partnerships	(5,444,545)	(5,661,234)
Historic tax credits - cumulative	0	0
Less share of loss	(39,537)	(39,537)
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	2,309,170	1,919,263
Investments in operating limited partnerships - as reported	0	0
Series Thirty [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(814,327)	526,482
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	1,907,676	2,524,000
Impairment loss in investment in operating limited partnerships	(2,194,151)	(4,610,342)
Historic tax credits - cumulative	0	0
Less share of loss	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	1,100,802	1,559,860
Investments in operating limited partnerships - as reported	0	0
Series Thirty One [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(1,472,464)	(2,844,166)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	4,016,452	3,913,882
Impairment loss in investment in operating limited partnerships	(6,454,920)	(9,196,909)
Historic tax credits - cumulative	0	0
Less share of loss	(6,859)	(56,581)
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	3,917,791	8,183,774
Investments in operating limited partnerships - as reported	0	0
Series Thirty Two [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	6,009,792	4,667,100
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	4,963,274	7,152,320
Impairment loss in investment in operating limited partnerships	(13,361,331)	(13,359,327)
Historic tax credits - cumulative	184,113	184,113
Less share of loss	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	2,204,152	1,355,794
Investments in operating limited partnerships - as reported	0	0
Series Thirty Three [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	2,809,764	3,976,255
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	1,578,487	2,003,965
Impairment loss in investment in operating limited partnerships	(6,467,715)	(7,924,274)
Historic tax credits - cumulative	0	0
Less share of loss	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	2,079,464	1,944,054
Investments in operating limited partnerships - as reported	0	0
Series Thirty Four [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	3,684,015	1,329,494
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	1,642,674	2,231,532
Impairment loss in investment in operating limited partnerships	(6,843,156)	(8,069,371)
Historic tax credits - cumulative	0	0
Less share of loss	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	1,516,467	4,508,345
Investments in operating limited partnerships - as reported	0	0
Series Thirty Five [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	1,050,380	3,492,380
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	3,423,568	3,920,392
Impairment loss in investment in operating limited partnerships	(5,230,309)	(9,244,266)
Historic tax credits - cumulative	0	0
Less share of loss	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	756,361	1,831,494
Investments in operating limited partnerships - as reported	0	0
Series Thirty Six [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	2,972,631	3,631,292
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	2,019,997	2,224,599
Impairment loss in investment in operating limited partnerships	(6,862,772)	(7,264,883)
Historic tax credits - cumulative	0	0
Less share of loss	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	1,870,144	1,408,992
Investments in operating limited partnerships - as reported	0	0
Series Thirty Seven [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	1,963,079	1,183,098
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	7,434,593	6,493,889
Impairment loss in investment in operating limited partnerships	(7,809,397)	(7,792,558)
Historic tax credits - cumulative	0	0
Less share of loss	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	(1,588,275)	115,571
Investments in operating limited partnerships - as reported	0	0
Series Thirty Eight [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	5,210,561	5,783,115
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	4,229,837	4,030,703
Impairment loss in investment in operating limited partnerships	(10,253,381)	(10,557,104)
Historic tax credits - cumulative	0	0
Less share of loss	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	812,983	743,286
Investments in operating limited partnerships - as reported	0	0
Series Thirty Nine [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	2,593,091	4,215,944
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	3,894,615	4,373,718
Impairment loss in investment in operating limited partnerships	(4,561,508)	(7,444,160)
Historic tax credits - cumulative	0	0
Less share of loss	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	(1,926,198)	(1,145,502)
Investments in operating limited partnerships - as reported	0	0
Series Forty [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	4,806,539	6,586,470
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	2,222,136	2,158,206
Impairment loss in investment in operating limited partnerships	(9,078,021)	(10,641,244)
Historic tax credits - cumulative	0	0
Less share of loss	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	2,049,346	1,896,568
Investments in operating limited partnerships - as reported	0	0
Series Forty One [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(305,488)	455,172
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	3,234,895	2,647,711
Impairment loss in investment in operating limited partnerships	(6,847,483)	(7,024,673)
Historic tax credits - cumulative	0	0
Less share of loss	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	3,918,076	3,921,790
Investments in operating limited partnerships - as reported	0	0
Series Forty Two [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	1,160,438	5,161,301
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	3,747,535	2,985,744
Impairment loss in investment in operating limited partnerships	(7,195,970)	(10,714,201)
Historic tax credits - cumulative	0	0
Less share of loss	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	2,287,997	2,567,156
Investments in operating limited partnerships - as reported	0	0
Series Forty Three [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	4,937,763	7,950,660
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	3,960,406	3,046,309
Impairment loss in investment in operating limited partnerships	(10,917,292)	(13,508,694)
Historic tax credits - cumulative	0	0
Less share of loss	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	2,019,123	2,511,725
Investments in operating limited partnerships - as reported	0	0
Series Forty Four [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(644,029)	366,227
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	4,381,035	3,768,065
Impairment loss in investment in operating limited partnerships	(6,523,727)	(6,482,162)
Historic tax credits - cumulative	0	0
Less share of loss	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	2,786,721	2,347,870
Investments in operating limited partnerships - as reported	0	0
Series Forty Five [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	11,346,861	12,261,848
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	1,542,238	868,202
Impairment loss in investment in operating limited partnerships	(16,411,048)	(15,650,905)
Historic tax credits - cumulative	0	0
Less share of loss	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	3,521,949	3,358,960
Investments in operating limited partnerships - as reported	0	838,105
Series Forty Six [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	7,827,528	8,822,761
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	1,000,731	335,662
Impairment loss in investment in operating limited partnerships	(13,830,179)	(13,027,675)
Historic tax credits - cumulative	0	0
Less share of loss	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	5,001,920	4,829,865
Investments in operating limited partnerships - as reported	$ 0	$ 960,613